3. Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2018	December 31, 2017
Computers	$1,029	$1,029
Furniture and fixture	8,850	8,850
Total cost	9,879	9,879
Less accumulated depreciation	(4,633)	(3,543)
Property and equipment, net	$5,246	$6,336

	December 31, 2017	December 31, 2016
Computers	$1,029	$1,029
Furniture and fixture	8,850	8,850
Total cost	9,879	9,879
Less accumulated depreciation	(3,543)	(1,362)
Property and equipment, net	$6,336	$8,517